SCOPE OF CONSOLIDATION - List of Subsidiaries (Details)					12 Months Ended
	Dec. 07, 2016	Oct. 17, 2016	Jan. 15, 2016	Jan. 14, 2016	Dec. 31, 2017	Dec. 31, 2016
ArcelorMittal Dofasco G.P. | NAFTA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
ArcelorMittal México S.A. de C.V. | NAFTA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
ArcelorMittal USA LLC | NAFTA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
ArcelorMittal Long Products Canada G.P. | NAFTA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
ArcelorMittal Brasil S.A. | Brazil
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Acindar Industria Argentina de Aceros S.A. | Brazil
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
ArcelorMittal Atlantique et Lorraine S.A.S. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
ArcelorMittal Belgium N.V. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
ArcelorMittal España S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					99.85%
ArcelorMittal Flat Carbon Europe S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
ArcelorMittal Galati S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					99.70%
ArcelorMittal Poland S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
ArcelorMittal Eisenhüttenstadt GmbH | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
ArcelorMittal Bremen GmbH | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
ArcelorMittal Mediterranée S.A.S. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
ArcelorMittal Belval & Differdange S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
ArcelorMittal Hamburg GmbH | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
ArcelorMittal Ostrava a.s. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
ArcelorMittal Duisburg GmbH | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
ArcelorMittal International Luxembourg S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
ArcelorMittal South Africa Ltd. (AMSA)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		69.22%	70.55%	52.00%
Proportion of voting rights held in subsidiary	53.92%
ArcelorMittal South Africa Ltd. (AMSA) | ACIS
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					69.22%
Proportion of voting rights held in subsidiary						53.92%
JSC ArcelorMittal Temirtau | ACIS
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
JSC ArcelorMittal Temirtau | Mining
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
PJSC ArcelorMittal Kryvyi Rih (AM Kryvyi Rih) | ACIS
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					95.13%
PJSC ArcelorMittal Kryvyi Rih (AM Kryvyi Rih) | Mining
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					95.13%
ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure G.P. | Mining
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					85.00%
ArcelorMittal Liberia Ltd | Mining
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					85.00%